File No. 333-64049      CIK #1025261


                       Securities and Exchange Commission
                           Washington, D.C. 20549-1004

                                 Post-Effective
                               Amendment No. 6 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     Van Kampen Focus Portfolio, Series 115
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: Amy R. Doberman                          Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)

    ( X ) Check if it is proposed that this filing will become effective on January 24, 2005 pursuant to paragraph (b) of Rule 485.



VAN KAMPEN FOCUS PORTFOLIOS, SERIES 115

THE DOW 30 INDEX TRUST, SERIES 5
THE DOW 30 INDEX & TREASURY TRUST, SERIES 7

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------



                                    THE TRUST

         Van Kampen Focus Portfolios, Series 115 includes the separate underlying unit investment trusts described above (the "Trusts"). The Trusts invest in stocks issued by companies diversified within a specific industry sector, which may include securities of foreign issuers in American Depository Receipt ("ADRs") form.

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE
     UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 THE DATE OF THIS PROSPECTUS IS JANUARY 24, 2005

                         VAN KAMPEN FOCUS PORTFLIOS (SM)
                       A DIVISION OF VAN KAMPEN FUNDS INC.

                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 115
                       THE DOW 30SM INDEX TRUST, SERIES 5
                  THE DOW 30SM INDEX & TREASURY TRUST, SERIES 7
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                             AS OF NOVEMBER 4, 2004
                         SPONSOR: VAN KAMPEN FUNDS INC.
                   SUPERVISOR: VAN KAMPEN ASSET MANAGEMENT (4)
                         EVALUATOR: THE BANK OF NEW YORK
                          TRUSTEE: THE BANK OF NEW YORK

                                                                                                       THE DOW 30SM
                                                                                   THE DOW 30SM          INDEX &
                                                                                       INDEX             TREASURY
                                                                                       TRUST               TRUST
                                                                                -----------------    ----------------
GENERAL INFORMATION
Number of Units                                                                        84,437.083         157,062.000
Fractional Undivided Interest in Trust per Unit                                      1/84,437.083       1/157,062.000
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)                            $      617,440.57    $      2,028,519
      Aggregate Value of Securities per Unit (including accumulated dividends)  $         7.31240    $       12.91540
      Sales Charge 2.70% (2.775% of Aggregate Value of Securities excluding
         principal cash per Unit) (3)                                           $         0.20290    $        0.35840
      Public Offering Price per Unit (2)(3)                                     $         7.51530    $       13.27380
Redemption Price per Unit                                                       $         7.31240    $       12.91540
Secondary Market Repurchase Price per Unit                                      $         7.31240    $       12.91540
Excess of Public Offering Price per Unit Over Redemption Price per Unit         $         0.20290    $        0.35840

Supervisor's Annual Supervisory Fee                  $.0025 per Unit
Sponsor's Annual Bookkeeping
  and Administrative Servie Fee                      $.0010 per Unit
Evaluator's Annual Fee                               $.0015 per Unit
Evaluation Time                                      Close of the New York Stock Exchange
Initial Date of Deposit                              October 6, 1998
Mandatory Termination Dates                                                       October 6, 2008     August 15, 2015

   Minimum Termination Value..........................The Trust may be
terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust
Agreement may be terminated if the net asset value of such Trust is less than
$3,000,000.

Estimated Annual Expenses per Unit (1)                                          $         0.09670    $        0.04098
Estimated Net Annual Dividends per Unit                                         $         0.15723    $        0.12770

Trustee's Annual fee                                   $.0080 per Unit
Income Distribution Record Date                        TENTH day of March, June, September and December.
Income Distribution Date                               TWENTY-FIFTH day of March, June, September and December.
Capital Account Record Date                            TENTH day of March, June, September and December.
Capital Account Distribution Date                      TWENTY-FIFTH day of March, June, September and December.

--------------------------------------------------------------------------------

(1) Equity Securities listed on a national securities exchange are valued at the closing sale price, or if no such price exists at the closing bid price thereof. Treasury Obligations are valued at the bid price.

(2) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(3) Effective on each October 6, the secondary sales charge will decrease by 3.0% for the Great International Firms Trust and the Brand Name Equity
     Trust and .3 of 1% to a minimum of 1.50% for the Dow 30SM Index and the Dow
     30SM Index and Treasury Trusts. See "Public Offering - Offering Price" in
     Part Two.

(4) Notwithstanding anything to the contrary in Prospectus Part II, the Supervisor is Van Kampen Asset Management.

                        THE DOW 30 INDEX TRUST, SERIES 5
                              PER UNIT INFORMATION
                                                1999 (1)         2000           2001           2002           2003
                                               ------------   ------------   ------------  ------------   ------------
Net asset value per Unit at
   beginning of period.....................   $        9.55  $       12.44  $        9.20 $        6.59  $        5.52
                                               ============   ============   ============  ============   ============
Net asset value per Unit at
   end of period...........................   $       12.44  $        9.20  $        6.59 $        5.52  $        6.69
                                               ============   ============   ============  ============   ============
Distributions to Unitholders of investment
   income including accumulated
   dividends paid on Units redeemed
   (average Units outstanding for
   entire period)..........................   $        0.19  $        0.17  $        0.15 $        0.14  $        0.15
                                               ============   ============   ============  ============   ============
Distributions to Unitholders from Equity
   Security sales proceeds (average
   Units outstanding for entire period)....   $          --  $        3.44  $        1.15 $        0.05  $          --
                                               ============   ============   ============  ============   ============
Unrealized appreciation (depreciation) of
   Equity Securities (per Unit outstanding

   at end of period).......................   $        1.44  $      (1.87)  $      (1.57) $      (0.66)  $        1.97
                                               ============   ============   ============  ============   ============
Units outstanding at end of period.........         138,461        120,975        120,476       106,773         92,507

--------------------------------------------------------------------------------

(1)  For the period from October 6, 1998 (date of deposit) through September 30,
     1999.
                        PER UNIT INFORMATION (CONTINUED)

                                                                                                              2004
                                                                                                         -------------
Net asset value per Unit at
   beginning of period.................................................................................  $        6.69
                                                                                                         =============
Net asset value per Unit at
   end of period.......................................................................................  $        7.18
                                                                                                         =============
Distributions to Unitholders of investment income including accumulated dividends paid on Units redeemed (average Units
   outstanding for entire period)......................................................................  $        0.16
                                                                                                         =============
Distributions to Unitholders from Equity
   Security sales proceeds (average
   Units outstanding for entire period)................................................................  $          --
                                                                                                         =============
Unrealized appreciation (depreciation) of
   Equity Securities (per Unit outstanding
   at end of period)...................................................................................  $        0.74
                                                                                                         =============
Units outstanding at end of period.....................................................................         84,446

--------------------------------------------------------------------------------

(1)  For the period from October 6, 1998 (date of deposit) through September 30,
     1999.

                   THE DOW 30 INDEX & TREASURY TRUST, SERIES 7
                              PER UNIT INFORMATION
                                                1999 (1)         2000           2001           2002           2003
                                               ------------   ------------   ------------  ------------   ------------
Net asset value per Unit at
   beginning of period.....................   $        9.63  $       10.26  $       10.81 $       10.34  $       10.40
                                               ============   ============   ============  ============   ============
Net asset value per Unit at
   end of period...........................   $       10.26  $       10.81  $       10.34 $       10.40  $       11.71
                                               ============   ============   ============  ============   ============
Distributions to Unitholders of investment
   income including accumulated
   dividends paid on Units redeemed
   (average Units outstanding for
   entire period)..........................   $        0.09  $        0.11  $        0.12 $        0.12  $        0.12
                                               ============   ============   ============  ============   ============
Distributions to Unitholders from Equity
   Security sales proceeds (average
   Units outstanding for entire period)....   $          --  $          --  $          -- $          --  $          --
                                               ============   ============   ============  ============   ============
Unrealized appreciation (depreciation) of
   Equity Securities (per Unit outstanding

   at end of period).......................   $        0.35  $        0.29  $      (0.54) $      (1.06)  $        1.11
                                               ============   ============   ============  ============   ============
Units outstanding at end of period.........         389,952        250,794        201,820       190,569        178,989

--------------------------------------------------------------------------------

(1)  For the period from October 6, 1998 (date of deposit) through September 30,
     1999.
                        PER UNIT INFORMATION (CONTINUED)

                                                                                                              2004
                                                                                                         -------------
Net asset value per Unit at
   beginning of period.................................................................................  $       11.71
                                                                                                         =============
Net asset value per Unit at
   end of period.......................................................................................  $       12.71
                                                                                                         =============
Distributions to Unitholders of investment income including accumulated dividends paid on Units redeemed (average Units
   outstanding for entire period)......................................................................  $        0.13
                                                                                                         =============
Distributions to Unitholders from Equity
   Security sales proceeds (average
   Units outstanding for entire period)................................................................  $          --
                                                                                                         =============
Unrealized appreciation (depreciation) of
   Equity Securities (per Unit outstanding
   at end of period)...................................................................................  $        0.62
                                                                                                         =============
Units outstanding at end of period.....................................................................        157,072

--------------------------------------------------------------------------------

(1)  For the period from October 6, 1998 (date of deposit) through September 30,
     1999.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, SERIES 115 (THE DOW 30 INDEX TRUST, SERIES 5 AND THE DOW 30 INDEX & TREASURY TRUST, SERIES 7):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Focus Portfolios, Series 115 (The Dow 30 Index Trust, Series 5, The Dow 30 Index & Treasury Trust, Series 7) as of September 30, 2004 and the related statements of operations and changes in net assets for each of the three years ended September 30, 2004. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2004 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Series 115 (The Dow 30 Index Trust, Series 5, The Dow 30 Index & Treasury Trust, Series 7) as of September 30, 2004 and the results of operations and changes in net assets for each of the three years ended September 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   November 12, 2004

                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 115
                             STATEMENTS OF CONDITION
                               SEPTEMBER 30, 2004
                                                                                                        THE DOW 30
                                                                                     THE DOW 30           INDEX &
                                                                                        INDEX            TREASURY
                                                                                        TRUST              TRUST
                                                                                -------------------  -----------------
   Trust property
      Cash                                                                      $                --  $              --
      Securities at market value, (cost $653,000 and $1,804,969) (note 1)                   611,053          2,001,031
      Accumulated dividends                                                                     730              1,313
      Receivables for securities sold                                                            --                 --
                                                                                -------------------  -----------------
                                                                                $           611,783  $       2,002,344
                                                                                ===================  =================
   Liabilities and interest to Unitholders
      Cash Overdraft                                                            $             5,441  $           5,802
      Redemptions payable                                                                        14                 --
      Interest to Unitholders                                                               606,328          1,996,542
                                                                                -------------------  -----------------
                                                                                $          611,783   $       2,002,344
                                                                                ===================  =================

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (84,446 and 157,072 Units of fractional undivided interest outstanding)
      Cost to original investors of 332,357 and 556,491 Units (note 1)          $         3,680,092  $       5,772,710
        Less initial underwriting commission (note 3)                                       167,445            278,035
                                                                                -------------------  -----------------
                                                                                          3,512,647          5,494,675
        Less redemption of 247,911 and 399,419 Units                                      2,747,529          4,254,540
                                                                                -------------------  -----------------
                                                                                            765,118          1,240,135
      Undistributed net investment income
        Net Investment Income                                                                44,630            435,456
        Less distributions to Unitholders                                                   123,444            170,485
                                                                                -------------------  -----------------
                                                                                           (78,814)            264,971
      Realized gain (loss) on Securities sale                                               564,420            295,374
      Unrealized appreciation (depreciation) of Securities (note 2)                        (41,947)            196,062
      Distributions to Unitholders of Security sale proceeds                              (602,449)                 --
      Deferred sales charge                                                                      --                 --
                                                                                -------------------  -----------------
          Net asset value to Unitholders                                        $           606,328  $       1,996,542
                                                                                ===================  =================
   Net asset value per Unit (84,446 and 157,072 Units outstanding)              $              7.18  $           12.71
                                                                                ===================  =================


        The accompanying notes are an integral part of these statements.

                        THE DOW 30 INDEX TRUST, SERIES 5
                            STATEMENTS OF OPERATIONS
                            YEARS ENDED SEPTEMBER 30,
                                                                                   2002          2003           2004
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    15,611    $    14,439    $    13,888
      Expenses
         Trustee fees and expenses.........................................          7,924          7,441          7,857
         Evaluator fees....................................................             49            207            169
         Organizational fees...............................................            600            200            300
         Supervisory fees..................................................             38            133             98
                                                                               ------------   ------------   ------------
            Total expenses.................................................          8,611          7,981          8,424
                                                                               ------------   ------------   ------------
         Net investment income.............................................          7,000          6,458          5,464
   Realized gain (loss) from Securities sale
      Proceeds.............................................................        133,896        116,501        201,271
      Cost.................................................................        155,767        178,398        208,570
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................        (21,871)       (61,897)        (7,299)
   Net change in unrealized appreciation (depreciation) of Securities......        (70,791)       181,826         62,725
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS................................................    $   (85,662)   $   126,387    $    60,890
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS
                            YEARS ENDED SEPTEMBER 30,

                                                                                   2002          2003           2004
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $     7,000    $     6,458    $     5,464
      Realized gain (loss) on Securities sales.............................        (21,871)       (61,897)        (7,299)
      Net change in unrealized appreciation (depreciation) of Securities...        (70,791)       181,826         62,725
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...        (85,662)       126,387         60,890
   Distributions to Unitholders from:
      Net investment income................................................        (15,939)       (14,452)       (13,983)
      Security sale or redemption proceeds.................................         (6,195)           --              --
      Redemption of Units..................................................       (112,565)       (89,419)       (69,480)
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................       (220,361)        22,516        (22,573)
   Net asset value to Unitholders
      Beginning of period..................................................        793,745        588,906        619,246
      Additional Securities purchased from the proceeds of Unit Sales......         15,522          7,824          9,655
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(62,301), $(70,295), and $(78,814), respectively)................    $   588,906    $   619,246    $   606,328
                                                                               ============   ============   ============


        The accompanying notes are an integral part of these statements.

                   THE DOW 30 INDEX & TREASURY TRUST, SERIES 7
                            STATEMENTS OF OPERATIONS
                            YEARS ENDED SEPTEMBER 30,
                                                                                   2002          2003           2004
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $   227,982    $    21,652    $    21,623
      Interest income......................................................         23,118         58,806         57,423
                                                                               ------------   ------------   ------------
                                                                                   251,100         80,458         79,046
      Expenses
         Trustee fees and expenses.........................................          5,896          5,751          6,564
         Evaluator fees....................................................             26            383            320
         Organizational fees...............................................            --             --              --
         Supervisory fees..................................................            --             266            187
                                                                               ------------   ------------   ------------
            Total expenses.................................................          5,922          6,400          7,071
                                                                               ------------   ------------   ------------
         Net investment income.............................................        245,178         74,058         71,975
   Realized gain (loss) from Securities sale
      Proceeds.............................................................        406,452        151,299        298,850
      Cost.................................................................        408,175        160,996        279,075
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................         (1,723)        (9,697)        19,775
   Net change in unrealized appreciation (depreciation) of Securities......       (202,420)       198,377         97,856
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS................................................    $    41,035    $   262,738    $   189,606
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS
                            YEARS ENDED SEPTEMBER 30,

                                                                                   2002          2003           2004
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $   245,178    $    74,058    $    71,975
      Realized gain (loss) on Securities sales.............................         (1,723)        (9,697)        19,775
      Net change in unrealized appreciation (depreciation) of Securities...       (202,420)       198,377         97,856
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...         41,035        262,738        189,606
   Distributions to Unitholders from:
      Net investment income................................................        (23,500)       (21,795)       (21,716)
      Security sale or redemption proceeds.................................            --             --              --
      Redemption of Units..................................................       (120,403)      (127,444)      (267,134)
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................       (102,868)       113,499        (99,244)
   Net asset value to Unitholders
      Beginning of period..................................................      2,086,031      1,982,287      2,095,786
      Additional Securities purchased from the proceeds of Unit Sales......           (876)            --             --
                                                                               ------------   ------------   ------------
      End of period (including undistributed net investment income of
         $162,449, $214,712, and $264,971, respectively)...................    $ 1,982,287    $ 2,095,786    $ 1,996,542
                                                                               ============   ============   ============


        The accompanying notes are an integral part of these statements.

DOW 30 INDEX TRUST, SERIES 5                                                        PORTFOLIO AS OF SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                          VALUATION OF
NUMBER                                                                                   MARKET VALUE      SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
            447   3M Company                                                            $  79.9700       $      35,747
----------------------------------------------------------------------------------------------------------------------
            447   Alcoa, Inc.                                                               33.5900             15,015
----------------------------------------------------------------------------------------------------------------------
            447   Altria Group, Inc.                                                        47.0400             21,027
----------------------------------------------------------------------------------------------------------------------
            447   American Express Company                                                  51.4600             23,003
----------------------------------------------------------------------------------------------------------------------
            447   American International Group, Inc.                                        67.9900             30,391
----------------------------------------------------------------------------------------------------------------------
            447   Boeing Company                                                            51.6200             23,074
----------------------------------------------------------------------------------------------------------------------
            447   Caterpillar, Inc.                                                         80.4500             35,961
----------------------------------------------------------------------------------------------------------------------
            447   Citigroup, Inc.                                                           44.1200             19,722
----------------------------------------------------------------------------------------------------------------------
            447   Coca-Cola Company                                                         40.0500             17,902
----------------------------------------------------------------------------------------------------------------------
            447   Du Pont (E.I.) de Nemours & Company                                       42.8000             19,132
----------------------------------------------------------------------------------------------------------------------
            447   Exxon Mobil Corporation                                                   48.3300             21,603
----------------------------------------------------------------------------------------------------------------------
            447   General Electric Company                                                  33.5800             15,010
----------------------------------------------------------------------------------------------------------------------
            447   General Motors Corporation                                                42.4800             18,989
----------------------------------------------------------------------------------------------------------------------
            447   Hewlett Packard Company                                                   18.7500              8,381
----------------------------------------------------------------------------------------------------------------------
            447   Home Depot, Inc.                                                          39.2000             17,522
----------------------------------------------------------------------------------------------------------------------
            447   Honeywell International, Inc.                                             35.8600             16,029
----------------------------------------------------------------------------------------------------------------------
            447   Intel Corporation                                                         20.0600              8,967
----------------------------------------------------------------------------------------------------------------------
            447   International Business Machines Corporation                               85.7400             38,326
----------------------------------------------------------------------------------------------------------------------
            447   JPMorgan Chase & Company                                                  39.7300             17,759
----------------------------------------------------------------------------------------------------------------------
            447   Johnson & Johnson                                                         56.3300             25,179
----------------------------------------------------------------------------------------------------------------------
            447   McDonald's Corporation                                                    28.0300             12,529
----------------------------------------------------------------------------------------------------------------------
            447   Merck & Company, Inc.                                                     33.0000             14,751
----------------------------------------------------------------------------------------------------------------------
            447   Microsoft Corporation                                                     27.6500             12,360
----------------------------------------------------------------------------------------------------------------------
            447   Pfizer, Inc.                                                              30.6000             13,678
----------------------------------------------------------------------------------------------------------------------
            447   Procter & Gamble Company                                                  54.1200             24,192
----------------------------------------------------------------------------------------------------------------------
            447   SBC Communications, Inc.                                                  25.9500             11,600
----------------------------------------------------------------------------------------------------------------------
            447   United Technologies Corporation                                           93.3800             41,741
----------------------------------------------------------------------------------------------------------------------
            447   Verizon Communications                                                    39.3800             17,603
----------------------------------------------------------------------------------------------------------------------
            447   Wal-Mart Stores, Inc.                                                     53.2000             23,780
----------------------------------------------------------------------------------------------------------------------
            447   Walt Disney Company                                                       22.5500             10,080
---------------                                                                                         --------------
         13,410                                                                                         $      611,053
===============                                                                                         ==============


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

THE DOW 30 INDEX & TREASURY TRUST, SERIES 7                                         PORTFOLIO AS OF SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                          VALUATION OF
NUMBER                                                                                   MARKET VALUE      SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
            775   3M Company                                                            $   79.9700     $      61,977
----------------------------------------------------------------------------------------------------------------------
            152   Agilent Technologies, Inc.                                                21.5700              3,279
----------------------------------------------------------------------------------------------------------------------
          1,518   Alcoa, Inc.                                                               33.5900             50,990
----------------------------------------------------------------------------------------------------------------------
            388   Altria Group, Inc.                                                        47.0400             18,251
----------------------------------------------------------------------------------------------------------------------
          1,151   American Express Company                                                  51.4600             59,230
----------------------------------------------------------------------------------------------------------------------
            117   AT&T Corporation                                                          14.3200              1,675
----------------------------------------------------------------------------------------------------------------------
            187   AT&T Wireless                                                             14.7800              2,764
----------------------------------------------------------------------------------------------------------------------
            388   Boeing Company                                                            51.6200             20,028
----------------------------------------------------------------------------------------------------------------------
            388   Caterpillar, Inc.                                                         80.4500             31,215
----------------------------------------------------------------------------------------------------------------------
            776   ChevronTexaco Corporation                                                 53.6400             41,625
----------------------------------------------------------------------------------------------------------------------
            768   Citigroup, Inc.                                                           44.1200             33,884
----------------------------------------------------------------------------------------------------------------------
            388   Coca-Cola Company                                                         40.0500             15,539
----------------------------------------------------------------------------------------------------------------------
            187   Comcast Corporation                                                       28.2400              5,281
----------------------------------------------------------------------------------------------------------------------
            271   Delphi Automotive Systems Corporation                                      9.2900              2,518
----------------------------------------------------------------------------------------------------------------------
            622   Dow Chemical Company                                                      45.1800             28,102
----------------------------------------------------------------------------------------------------------------------
            388   Du Pont (E.I.) de Nemours and Company                                     42.8000             16,606
----------------------------------------------------------------------------------------------------------------------
            388   Eastman Kodak Company                                                     32.2200             12,501
----------------------------------------------------------------------------------------------------------------------
            773   Exxon Mobil Corporation                                                   48.3300             37,359
----------------------------------------------------------------------------------------------------------------------
          1,185   General Electric Company                                                  33.5800             39,792
----------------------------------------------------------------------------------------------------------------------
            388   General Motors Corporation                                                42.4800             16,482
----------------------------------------------------------------------------------------------------------------------
            388   Goodyear Tire and Rubber Company                                          10.7400              4,167
----------------------------------------------------------------------------------------------------------------------
            772   Hewlett Packard Company                                                   18.7500             14,475
----------------------------------------------------------------------------------------------------------------------
            388   Honeywell International, Inc.                                             35.8600             13,914
----------------------------------------------------------------------------------------------------------------------
            765   International Business Machines Corporation                               85.7400             65,591
----------------------------------------------------------------------------------------------------------------------
            388   International Paper Company                                               40.4100             15,679
----------------------------------------------------------------------------------------------------------------------
              9   J.M. Smucker Company                                                      44.4100                400
----------------------------------------------------------------------------------------------------------------------
          1,422   J.P. Morgan Chase & Company                                               39.7300             56,496
----------------------------------------------------------------------------------------------------------------------
            772   Johnson & Johnson                                                         56.3300             43,487
----------------------------------------------------------------------------------------------------------------------
            762   McDonald's Corporation                                                    28.0300             21,359
----------------------------------------------------------------------------------------------------------------------
             92   Medco Health Solutions                                                    30.9000              2,843
----------------------------------------------------------------------------------------------------------------------
            762   Merck & Company, Inc.                                                     33.0000             25,146
----------------------------------------------------------------------------------------------------------------------
            776   Procter & Gamble Company                                                  54.1200             41,997
----------------------------------------------------------------------------------------------------------------------
            388   Sears Roebuck & Company                                                   39.8500             15,462
----------------------------------------------------------------------------------------------------------------------
             45   St Paul Companies, Inc.                                                   33.0600              1,488
----------------------------------------------------------------------------------------------------------------------
            764   United Technologies Corporation                                           93.3800             71,342
----------------------------------------------------------------------------------------------------------------------
            763   Wal-Mart Stores, Inc.                                                     53.2000             40,592
----------------------------------------------------------------------------------------------------------------------
            388   Walt Disney Company                                                       22.5500              8,749
---------------                                                                                         --------------
         20,842                                                                                         $      942,285
===============                                                                                         ==============

       MATURITY
          VALUE   NAME OF ISSUER  AND TITLE OF SECURITY
$     1,728,000   "Zero coupon" U.S. Treasury bonds maturing August 15, 2015                            $    1,058,746
===============                                                                                         --------------
                                                                                                        $    2,001,031
                                                                                                        ==============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 115
                          NOTES TO FINANCIAL STATEMENTS
                        SEPTEMBER 30, 2002, 2003 AND 2004

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NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price or, if no such price exists at the closing bid price thereof. Treasury Obligations are valued at the bid price.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange or the closing asked prices if not listed. The cost was determined on the day of the various Dates of Deposit. The original cost of the Treasury obligations was based on the offering price.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the trust and, accordingly, no provision has been made for Federal Income Taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis. Since the date of deposit, undistributed net investment income includes accreted interest.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at September 30, 2004 is as follows:

                                                      THE DOW 30
                                    THE DOW 30          INDEX &
                                       INDEX           TREASURY
                                       TRUST             TRUST
                                    ---------          ---------
   Unrealized Appreciation          $  57,690          $ 322,646
   Unrealized Depreciation            (99,637)          (126,584)
                                    ---------          ---------
                                    $ (41,947)         $ 196,062
                                    =========          =========

NOTE 3- OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities. Effective October 6, commencing October 6, 1999, the secondary sales charge will decrease by .3 of 1% to a minimum sales charge of 1.50%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives and annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS Units were presented for redemption as follows:

                                                  YEARS ENDED SEPTEMBER 31,
                                             2002           2003          2004
                                            -------        -------       -------
   The Dow 30 Index Trust                   15,922         15,512         9,380
   The Dow 30 Index & Treasury Trust        11,251         11,580        21,917



                                   VAN KAMPEN
                                   INVESTMENTS

                         GREAT INTERNATIONAL FIRMS TRUST
                       GREAT INTERNATIONAL FIRMS PORTFOLIO

                               PROSPECTUS PART II

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.
        THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PROSPECTUS PART I
                     ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.



THE PORTFOLIOS
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   Each Great International Firms Trust or Great International Firms Portfolio (the "Portfolios") was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management., as Supervisor, and The Bank of New York, as Trustee and, for certain Portfolios, as Evaluator, or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and The Bank of New York was appointed successor Evaluator for all Portfolios in existence at that time. Portfolios created after this time do not have a separate Evaluator. The Bank of New York performs evaluation services for these Portfolios in its role as Trustee.

   The Portfolios offer investors the opportunity to purchase Units representing proportionate interests in portfolios of equity securities. A Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolios. Unless otherwise terminated as provided in the Trust Agreement, the Portfolios will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in each "Portfolio" in Part One and any additional securities deposited into each Portfolio.

   Additional Units of a Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by a Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit or an equal dollar amount of each Security in a Portfolio structured as a "regulated investment company" for federal income tax purposes. Due to round lot requirements in certain foreign securities markets and market value fluctuations, a Portfolio may not be able to invest equally in each Security on the Initial or any subsequent Date of Deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolios will pay the associated brokerage or acquisition fees.

   Each Unit of a Portfolio initially offered represents an undivided interest in that Portfolio. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in that Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the applicable "Portfolio" in Part One as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
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   Each Portfolio seeks to provide the potential for capital appreciation by investing in a portfolio of stocks issued by foreign companies. In selecting the portfolio, we targeted industry-leading companies in countries around the world. Each Portfolio seeks to benefit from companies that are well-known, have solid balance sheets and occupy strong positions in their markets and industries. The companies represented in a portfolio may share a variety of traits, among others, as of the Initial Date of Deposit:

   o Headquartered in a developed and industrialized country outside the United States

   o  Significant market share in their industry

   o  Attractive balance sheets

   o  Diversified line of products and/or services

   o  I/B/E/S consensus analyst recommendation of "Hold" or better

   o  Investment grade senior bond rating

   o  Well capitalized

   o  Leading company in their country

   I/B/E/S is a database of security recommendations from many different contributing firms. I/B/E/S translates the data into a uniform consensus average recommendation form the contributing firms. I/B/E/S presents consensus recommendations on a 1-5 scale numerically. Each numerical value corresponds to an I/B/E/S consensus recommendation: 1 -- Strong Buy; 2 -- Buy; 3 -- Hold; 4 -- Underperform; and 5 -- Sell.

   An "investment grade" senior bond rating means that senior bonds issued by the issuer are rated at least BBB- by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. Standard & Poor's defines its BBB rating to mean that an obligation exhibits adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   International firms across the globe are expanding their businesses, exporting to more countries and becoming better known to the investment community. By investing in international stocks, you may benefit from greater growth potential and added diversity than by concentrating in U.S. securities alone.

   As with any investment, we cannot guarantee that a Portfolio will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   You should note that we applied the selection criteria to the Securities for inclusion in the Portfolios prior to the Initial Date of Deposit. After the initial selection, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from its Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Portfolio, taken as a whole, which are represented by the Units.

RISK FACTORS
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   MARKET RISK. Market risk is the risk that the value of the securities in your Portfolio will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security of the issuer. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   DIVIDEND PAYMENT RISK. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   FOREIGN STOCKS. Because the Portfolios invest significantly in foreign stocks, the Portfolio involves additional risks that differ from an investment in domestic stocks. These risks include the risk of losses due to future political and economic developments, international trade conditions, foreign withholding taxes and restrictions on foreign investments and exchange of securities. The Portfolio also involves the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. The Portfolio involves the risk that information about the stocks is not publicly available or is inaccurate due to the absence of uniform accounting and financial reporting standards. In addition, some foreign securities markets are less liquid than U.S. markets. This could cause the Portfolio to buy stocks at a higher price or sell stocks at a lower price than would be the case in a highly liquid market. Foreign securities markets are often more volatile and involve higher trading costs than U.S. markets, and foreign companies, securities markets and brokers are also generally not subject to the same level of supervision and regulation as in the U.S. Certain stocks may be held in the form of American Depositary Receipts or other similar receipts ("ADRs"). ADRs represent receipts for foreign common stock deposited with a custodian (which may include the Trustee). The ADRs in the Portfolio, if any, trade in the U.S. in U.S. dollars and are registered with the Securities and Exchange Commission. ADRs generally involve the same types of risks as foreign common stock held directly. Some ADRs may experience less liquidity than the underlying common stocks traded in their home market.

   The purchase and sale of the foreign securities may occur in foreign securities markets. Certain of the factors stated above may make it impossible to buy or sell them in a timely manner. Custody of certain of the securities in the Portfolio may be maintained by a global custody and clearing institution which has entered into a sub-custodian relationship with the Trustee. In addition, round lot trading requirements exist in certain foreign securities markets. These round lot trading requirements could cause the proportional composition and diversification of the Portfolio's securities to vary when the Portfolio purchases additional securities or sells securities to satisfy expenses or Unit redemptions. This could have a material impact on investment performance and portfolio composition.

   Because securities of foreign issuers not listed on a U.S. securities exchange generally pay dividends and trade in foreign currencies, the U.S. dollar value of these securities and dividends will vary with fluctuations in foreign exchange rates. Most foreign currencies have fluctuated widely in value against the U.S. dollar for various economic and political reasons. To determine the value of foreign securities or their dividends, the Trustee will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, these markets can be quite volatile depending on the activity of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies. Since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Trustee may not reflect the amount the Portfolio would receive in U.S. dollars, had the Trustee sold any particular currency in the market. The value of the Securities in terms of U.S. dollars, and therefore the value of your Units, will decline if the U.S. dollar decreases in value relative to the value of the currencies in which the Securities trade.

   NO FDIC GUARANTEE. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
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   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Summary of Essential Financial Information" in Part One describes the sales charge in detail.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   REDUCING YOUR SALES CHARGE. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses, children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

     Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   OFFERING PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Portfolios. The Evaluator or Trustee, as applicable, will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Portfolio business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The term "business day" also excludes any day on which more than 33% of the Securities are not traded on their principal trading exchange due to a customary business holiday on that exchange.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, a Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolios.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units equal to 80% of the sales charge applicable to the transaction.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Broker-dealers, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Portfolios. Such payments are made by the Sponsor out of its own assets, and not out of the assets of any Portfolio. These programs will not change the price Unitholders pay for their Units or the amount that a Portfolio will receive from the Units sold.

   SPONSOR COMPENSATION. The Sponsor will receive a gross sales commission equal to the total sales charge applicable to each transaction. Except as provided under "Unit Distribution", any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Sponsor. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions. Any publication of a list of Securities, or a list of anticipated Securities, to be included in a Portfolio may also cause increased buying activity in certain Securities. Once this information becomes public, investors may purchase individual Securities appearing in such a publication and may do so during or prior to the initial offering of Units. It is possible that these investors could include investment advisory and brokerage firms of the Sponsor or its affiliates or firms that are distributing Units. This activity may cause your Portfolio to purchase stocks at a higher price than those buyers who effect purchases prior to purchases by your Portfolio.

   MARKET FOR UNITS. Although it is not obligated to do so, the Sponsor currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by a Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates are listed under "Summary of Essential Financial Information" in Part One. In addition, a Portfolio structured as a "regulated investment company" for federal tax purposes will generally make required distributions at the end of each year. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by a Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units under the Automatic Reinvestment Option (ARO) without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options, if available. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase the ARO CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash. Purchases of additional Units made pursuant to the reinvestment plan will be made at the net asset value for Units as of the Evaluation Time on the Distribution Date.

   In addition, under the Planned Reinvestment Option (PRO) Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Portfolios. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing PRO account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of a Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution during the five business days prior to a Portfolio's termination. Portfolios generally do not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Portfolio will be, and the diversity of a Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in each Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio, (b) the accrued expenses of the Portfolio and (c) any unpaid deferred sales charge payments. For these purposes, the Evaluator or Trustee, as applicable, may determine the value of the Securities in the manner set forth under "Public Offering--Offering Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   UNITS. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request of the Trustee. If you have any questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
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   PORTFOLIO ADMINISTRATION. The Portfolios are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. If securities or property are acquired by a Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   With the exception of Great International Firms Portfolio, Series 10, the Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to the Portfolio. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in such a Portfolio on the Initial Date of Deposit. The Sponsor may also instruct the Trustee to take action necessary to ensure that such a Portfolio continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. In order to obtain the best price for a Portfolio, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of a Portfolio's securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolios, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. Each Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. A Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. See "Rights of Unitholders--Redemption of Units". This form must be returned at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolios. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Supervisor, Evaluator, if any, and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator or Trustee, as applicable, and have no responsibility for the accuracy thereof. Determinations by the Evaluator or Trustee shall be made in good faith upon the basis of the best information available to it.

   SPONSOR. Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $89 billion under management or supervision as of June 30, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of November 30, 2003, the total stockholders' equity of Van Kampen Funds Inc. was $175,086,426 (unaudited).

   Van Kampen Funds Inc. and the Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. This code is intended to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217,
(800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

   PERFORMANCE INFORMATION. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Portfolios and returns over specified time periods on other similar Van Kampen trusts (which may show performance net of expenses and charges which the Portfolios would have charged) with returns on other taxable investments such as the common stocks comprising the Dow Jones Industrial Average, the S&P 500, other investment indices, corporate or U.S. government bonds, bank CDs, money market accounts or money market funds, or with performance data from Lipper Analytical Services, Inc., Morningstar Publications, Inc. or various publications, each of which has characteristics that may differ from those of the Portfolios. Information on percentage changes in the dollar value of Units may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective Unitholders. Total return figures may not be averaged and may not reflect deduction of the sales charge, which would decrease return. No provision is made for any income taxes payable. Past performance may not be indicative of future results. The Portfolios are not managed and Unit price and return fluctuate with the value of stocks in the portfolios, so there may be a gain or loss when Units are sold. As with other performance data, performance comparisons should not be considered representative of a Portfolio's relative performance for any future period.

   STYLE AND MARKET CAPITALIZATION. A balanced investment portfolio incorporates various style and market capitalization characteristics. We offer unit trusts with a variety of styles and capitalizations to meet your needs. A Portfolio is not a balanced investment portfolio itself and should not be your only investment. From time to time in advertising and sales materials we may utilize investment style and market capitalization categories to assist in determining the investment category that a Portfolio might fill within an investor's overall investment portfolio. Investors should note that investment style and market capitalization are not used in selecting the stocks for a Portfolio.

   We determine the style characteristics (growth or value) based on the types of stocks in a Portfolio. Generally, a growth portfolio includes companies in a growth phase of their business with increasing earnings. A value portfolio generally includes companies with low relative price-earnings ratios that we believe are undervalued. We generally determine the market capitalization based on the weighted median market capitalization of a Portfolio. Investment style and capitalization characteristics will vary over time. We will not remove a Security from a Portfolio as a result of any change in characteristics.

TAXATION
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GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 10

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of Great International Firms Portfolio, Series 10. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   Portfolio Status. Your Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by your Portfolio, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Portfolio asset when such income would be considered to be received by you if you directly owned your Portfolio's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from your Portfolio which you must take into account for federal income tax purposes is not reduced by amounts used to pay Portfolio expenses (including the deferred sales charge, if any).

   Your Tax Basis and Income or Loss Upon Disposition. If your Portfolio disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Portfolio asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Portfolio asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

   Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   In addition, it should be noted that certain dividends received by the Portfolio may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

   Exchanges. If you elect to reinvest the proceeds from your Portfolio into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for Units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities or other Portfolio assets under the wash sale provisions of the Internal Revenue Code.

   In-Kind Distributions. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities when you redeem your Units or at your Portfolio's termination. By electing to receive a distribution of Securities, you will receive whole shares of stock plus, possibly, cash.

   You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by your Portfolio. However, if you also receive cash in exchange for a Portfolio asset or a fractional share of a Security or shares of a foreign Security held by your Portfolio, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio asset or fractional share.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

     Foreign, State and Local Taxes. Distributions by your Portfolio that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by your Portfolio that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by your Portfolio may be subject to foreign withholding taxes. Any dividends withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Portfolio, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation, and the income of your Portfolio will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

ALL OTHER PORTFOLIOS

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of Portfolios other than the Great International Firms Portfolio, Series 10. The tax consequences of owning Units of other Portfolios are described in the following section. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   Portfolio Status. The Portfolio intends to qualify as a "regulated investment company" under the federal tax laws. If the Portfolio qualifies as a regulated investment company and distributes its income as required by the tax law, the Portfolio generally will not pay federal income taxes.

   Distributions. Portfolio distributions are generally taxable. At the end of each year, you will receive a tax statement that separates your Portfolio's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from the Portfolio may be taxed at new tax rates equal to those applicable to net capital gain. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Portfolio may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Portfolio is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from the Portfolio that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Portfolio, because the dividends received deduction is generally not available for distributions from regulated investment companies.

   If You Sell or Redeem Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends. Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered by the Tax Act, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000, with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Portfolio and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to extent of the capital gain dividend received. A Portfolio may designate some capital gain dividends as "unrecaptured Section 1250 gain distributions", in which case the dividends would be subject to a maximum tax rate of 25%. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   Pursuant to the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Portfolio are generally taxed at the same new rates that apply to net capital gain (as discussed above), but only if certain holding period requirements are satisfied and the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. The Portfolio will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

   In-Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of portfolio securities when you redeem Units or when your Portfolio terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   Deductibility of Portfolio Expenses. Expenses incurred and deducted by the Portfolio will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Portfolio expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If your Portfolio invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Portfolio paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Portfolio paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

PORTFOLIO OPERATING EXPENSES
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   GENERAL. The fees and expenses of your portfolio will accrue on a daily basis. The fees and expenses are generally paid out of the Capital Account of your Portfolio (Income Account for certain Portfolios). It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Evaluator's, Supervisor's, and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from your Portfolio set forth in the "Summary of Essential Financial Information" in Part One. The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   COMPENSATION OF SPONSOR, EVALUATOR AND SUPERVISOR. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Summary of Essential Financial Information" in Part One. The Evaluator, if any, will receive the annual fee for providing evaluation services set forth in the "Summary of Essential Financial Information" in Part One. These fees may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

    MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. Each Portfolio may pay the expenses of updating its registration statement each year.

OTHER MATTERS
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   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related portfolio included in this prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This prospectus does not contain all the information set forth in the Registration Statement filed by your Portfolio with the SEC. The Information Supplement, which has been filed with the SEC (and is incorporated herein by reference), includes more detailed information concerning the Securities, investment risks and general information about your Portfolio. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



   TABLE OF CONTENTS

        TITLE                                    PAGE
        -----                                    ----
   The Portfolios..............................   A-2
   Objectives and Securities Selection.........   A-3
   Risk Factors................................   A-3
   Public Offering.............................   A-4
   Retirement Accounts.........................   A-7
   Rights of Unitholders.......................   A-7
   Portfolio Administration....................   A-9
   Taxation....................................  A-12
   Portfolio Operating Expenses................  A-15
   Other Matters...............................  A-16
   Additional Information......................  A-16




8/03

                                   PROSPECTUS
                                    PART TWO
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                                   VAN KAMPEN
                                   INVESTMENTS

                         GREAT INTERNATIONAL FIRMS TRUST
                       GREAT INTERNATIONAL FIRMS PORTFOLIO

                              VAN KAMPEN FUNDS INC.
                           1221 Avenue of the Americas
                            New York, New York 10020



              Please retain this prospectus for future reference.




                                   VAN KAMPEN
                                   INVESTMENTS

                             INFORMATION SUPPLEMENT

                         GREAT INTERNATIONAL FIRMS TRUST
                       GREAT INTERNATIONAL FIRMS PORTFOLIO

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     This Information Supplement provides additional information concerning the risks and operations of the Portfolios which is not described in the Prospectus. This Information Supplement should be read in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated in the Prospcetus by reference). It does not include all of the information that an investor should consider before investing in a Portfolio and may not be used to offer or sell Units without the prospectus. Copies of the prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the prospectus and all capitalized terms have been defined in the prospectus.

                                TABLE OF CONTENTS

                                                                PAGE

                           Risk Factors                            2
                           The Portfolios                          3
                           Sponsor Information                     3
                           Trustee Information                     4
                           Portfolio Termination                   4


RISK FACTORS

     PRICE VOLATILITY. Because the Portfolios invest in common stocks of foreign companies, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Common stocks are especially susceptible to general stock market movements. The value of common stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Portfolio and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Portfolio will be positive over any period of time. Because the Portfolios are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Portfolios hold a relatively small number of stocks, you may encounter greater market risk than in a more diversified investment.

     DIVIDENDS. Common stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     FOREIGN STOCKS. Because the Portfolios invest in foreign stocks, they involve additional risks that differ from an investment in domestic stocks. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers. With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of a Portfolio, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, industrial foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

     FOREIGN CURRENCIES. The Portfolios also involve the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. For example, if a foreign stock rose 10% in price but the U.S. dollar gained 5% against the related foreign currency, a U.S. investor's return would be reduced to about 5%. This is because the foreign currency would "buy" fewer dollars or, conversely, a dollar would buy more of the foreign currency. Many foreign currencies have fluctuated widely against the U.S. dollar for a variety of reasons such as supply and demand of the currency, investor perceptions of world or country economies, political instability, currency speculation by institutional investors, changes in government policies, buying and selling of currencies by central banks of countries, trade balances and changes in interest rates. A Portfolio's foreign currency transactions will be conducted with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. These dealers realize a profit based on the difference between the price at which they buy the currency (bid price) and the price at which they sell the currency (offer price). The Evaluator or Trustee will estimate the currency exchange rates based on current activity in the related currency exchange markets, however, due to the volatility of the markets and other factors, the estimated rates may not be indicative of the rate a Portfolio might obtain had the Trustee sold the currency in the market at that time.

     LIQUIDITY. Whether or not the stocks in a Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of a Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in a Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

THE PORTFOLIOS

     Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolios prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for a Portfolio, such Security will not as a result thereof be removed from a Portfolio.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Portfolio. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $89 billion under management or supervision as of June 30, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of November 30, 2003, the total stockholders' equity of Van Kampen Funds Inc. was $175,086,426 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

PORTFOLIO TERMINATION

     A Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Portfolio then outstanding or by the Trustee when the value of the Securities owned by a Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). A Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of such Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Portfolio. If a Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Portfolios. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Portfolio and will include with such notice a form to enable qualified Unitholders to request an in kind distribution of the U.S.-traded equity securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the prior business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded equity securities in a Portfolio to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the securities will be paid in cash. Unitholders who do not, or who are not qualified to, request an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the appropriate Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Portfolio his pro rata share of the balance of the Income and Capital Accounts of such Portfolio.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

                                                                       EMSPRO115




                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 115, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of January, 2005.

                                         Van Kampen Focus Portfolios, Series 115
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                               By: Gina Costello
                                                                  Vice President
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on January 24, 2005 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Mitchell M. Merin                   Chairman                                  )

Jonathan S. Thomas                  Managing Director                         )

Edward C. Wood, III                 Managing Director                         )


                                                               /s/ GINA COSTELLO
                                                                   -------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 450 (File No. 333-116165) dated August 23, 2004 and the same hereby is incorporated herein by reference.